Share Capital - Schedule of Stock Option Activity (Details) (Parenthetical) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Period $ / shares	Dec. 31, 2017 USD ($) shares Life Period $ / shares	Dec. 31, 2016 USD ($) shares Life Period $ / shares
Options [Member] | First Year Anniversary [Member]
Disclosure of classes of share capital [line items]
Options vested percentage		25.00%
Options [Member] | Two External Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | shares			20,000
Options vested period			The options will vest over 3 years from the date of grant
Options term description			1/12 of the options at the end of each quarter in the course of the 3 years
Options exercise price per share | $ / shares			$ 3.48
The fair value of options on date of grant | $			$ 51
Expected volatility			86.00%
Risk-free interest rate			1.64%
Expected dividend			0.00%
Expected life | Life			11
Options [Member] | Two Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted			70,000
Options vested period			The options will vest between 3 to 5 years.
The fair value of options on date of grant | $			$ 230
Options [Member] | Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		100,000
Options vested period		The options will vest by 4 years with 25% on the first year anniversary
Options term description		The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares		$ 5.39
The fair value of options on date of grant | $		$ 437
Expected volatility		97.00%
Risk-free interest rate		2.15%
Expected dividend		0.00%
Expected life		11
Options vested percentage		75.00%
Options [Member] | Employees and Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		700,000	725,000
Options vested period		The options will vest by 4 years with 25% on the first year anniversary	The options will vest by 4 years with 50% on the second year anniversary
Options term description		The remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.	The remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.
Options exercise price per share | $ / shares		$ 5.99	$ 5.08
The fair value of options on date of grant | $		$ 4,113	$ 3,232
Expected volatility		97.00%	97.00%
Risk-free interest rate		2.41%	1.78%
Expected dividend		0.00%	0.00%
Expected life | Life		11	11
Options vested percentage		75.00%	50.00%
Options [Member] | Employees and Officers [Member] | Second Year Anniversary [Member]
Disclosure of classes of share capital [line items]
Options vested percentage		25.00%	50.00%
Options [Member] | Two Independent Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		20,000
Options vested period		The options will vest over 3 years from the date of grant
Options term description		1/12 of the options at the end of each quarter in the course of the 3 years.
Options exercise price per share | $ / shares		$ 5.22
The fair value of options on date of grant | $		$ 100
Expected volatility		97.00%
Risk-free interest rate		2.41%
Expected dividend		0.00%
Expected life		11
Options [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | shares		10,000
Options vested period		The options will vest over 3 years.
The fair value of options on date of grant | $		$ 30
Options [Member] | Four Independent Directors [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		65,000
Options vested period		The options will vest by 4 years with 50% on the second year anniversary
Options term description		The remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.
Options exercise price per share | $ / shares		$ 5.71
The fair value of options on date of grant | $		$ 337
Expected volatility		97.00%
Risk-free interest rate		2.44%
Expected dividend		0.00%
Expected life		11
Options vested percentage		50.00%
Options [Member] | Four Independent Directors [Member] | Second Year Anniversary [Member]
Disclosure of classes of share capital [line items]
Options vested percentage		50.00%
Options [Member] | Board of Directors [Member] | January 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted	128,000
Options vested period	The options will vest by 4 years
Options term description	25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares	$ 6.90
The fair value of options on date of grant | $	$ 838
Expected volatility	97.00%
Risk-free interest rate	2.46%
Expected dividend	0.00%
Expected life	11
Options [Member] | Board of Directors [Member] | September 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted	30,000
Options vested period	The options will vest by 4 years
Options term description	25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares	$ 1.78
The fair value of options on date of grant | $	$ 46
Expected volatility	97.00%
Risk-free interest rate	2.85%
Expected dividend	0.00%
Expected life	11
Options [Member] | Officers [Member] | June 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted	50,000
Options vested period	The options will vest by 4 years
Options term description	25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares	$ 2.22
The fair value of options on date of grant | $	$ 119
Expected volatility	97.00%
Risk-free interest rate	2.93%
Expected dividend	0.00%
Expected life	11
Options [Member] | Employees, Officers and Independent Directors [Member] | December 2018 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted	1,305,000
Options vested period	The options will vest by 4 years
Options term description	25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.
Options exercise price per share | $ / shares	$ 1.22
The fair value of options on date of grant | $	$ 1,300
Expected volatility	100.00%
Risk-free interest rate	2.86%
Expected dividend	0.00%
Expected life	11
Restricted Stock Units [Member] | Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		36,000	114,129
Options vested period		The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.
The fair value of options on date of grant | $		$ 175	$ 412
Market share price | $ / shares		$ 4.85	$ 3.61
Restricted Stock Units [Member] | Officers [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted		140,000	100,000
Options vested period		The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.
Options exercise price per share | $ / shares			$ 4.92
The fair value of options on date of grant | $		$ 903	$ 492
Market share price | $ / shares		$ 6.45